                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: __________________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Russell B. Faucett
Address: 2001 Wilshire Blvd., Suite 401
         Santa Monica, California 90403

Form 13F File Number: 28 - 12082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Russell B. Faucett
Title: ________________________
Phone: (310) 264-4844

Signature, Place, and Date of Signing:

/s/ Russell B. Faucett           Santa Monica, California      10/27/2008
------------------------------   ----------------------------  -----------------
         [Signature]                     [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

SEC 1685 (3-01) PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED
                IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 11
Form 13F Information Table Value Total: 212,076
                                        ---------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE


       COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4            COLUMN 5             COLUMN 6           COLUMN 7
-----------------------  ---------------  ---------  ---------  ---------------------------  ----------  -----------------------
                                                                                                            VOTING AUTHORITY
                                                      VALUE      SHRS OR                     INVESTMENT  -----------------------
    NAME OF ISSUER       TITLE OF CLASS     CUSIP    (X $1000)   PRN AMT   SH/PRN  PUT/CALL  DISCRETION     SOLE    SHARED  NONE
-----------------------  ---------------  ---------  ---------  ---------  ------  --------  ----------  ---------  ------  ----
ISHARES TR               MSCI EAFE GROW   464288885   15,112      267,000    SH                 Sole       267,000
ISHARES TR               MSCI EAFE VALU   464288877   14,779      293,000    SH                 Sole       293,000
ISHARES TR               RUSL 2000 GROW   464287648   14,988      212,000    SH                 Sole       212,000
ISHARES TR               RUSL 2000 VALU   464287630   50,116      241,000    SH                 Sole       241,000
ISHARES TR               RUSL 2000 INDEX  464287655   16,205      737,000    SH                 Sole       737,000
CHENIERE ENERGY          COM              16411R208    1,161      516,000    SH                 Sole       516,000
GOLDMAN SACHS GROUP INC  COM              38141G104    7,424       58,000    SH                 Sole        58,000
IDT CORP                 CL B             448947309      992    1,341,000    SH                 Sole     1,341,000
JPMORGAN CHASE & CO      COM              46625H100    4,063       87,000    SH                 Sole        87,000
MIDCAP SPDR              UNIT SER 1       595635103   75,653      574,000    SH                 Sole       574,000
USA MOBILITY INC         COM              90341G103   11,583    1,053,000    SH                 Sole     1,053,000

SEC 1685 (3-01) PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED
                IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.